Income Taxes (Details 3) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Property, plant and equipment	$ (2,809)	(17,844)	(17,241)	11
Acquired technology	(1,241)	(7,884)	(9,982)	802
Change in foreign tax rate	0	0	(3,393)	0
Net operating loss carry-forward	983	6,248	4,539	13,838
Other	15,753	100,078	75,411	1,219
Deferred tax assets	12,686	80,598	49,334	15,870
Valuation allowance	(983)	(6,248)	(4,539)	(13,838)
Deferred tax assets, net (all non-current)	$ 11,703	74,350	44,795	2,032